Operating expenses (Tables)	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of expenses by nature

(in thousands of euro)	Year ended December 31,
	2019 (1)			2020 (1)			2021
	R&D	G&A	Total	R&D	G&A	Total	R&D	G&A	Total
Subcontracting costs(2)	(29,416)	—	(29,416)	(19,866)	4	(19,862)	(24,189)	(101)	(24,290)
Cost of supplies and consumable materials	(3,174)	53	(3,121)	(3,590)	32	(3,558)	(2,533)	(532)	(3,065)
Personnel expenses other than share-based compensation	(13,896)	(6,348)	(20,244)	(13,825)	(6,611)	(20,436)	(14,859)	(8,616)	(23,475)
Share-based compensation	(1,001)	(2,825)	(3,826)	(836)	(1,639)	(2,475)	(349)	(2,267)	(2,617)
Personnel expenses	(14,897)	(9,173)	(24,069)	(14,661)	(8,250)	(22,911)	(15,208)	(10,883)	(26,092)
Non-scientific advisory and consulting(3)	(54)	(5,610)	(5,663)	(342)	(4,441)	(4,783)	(161)	(5,108)	(5,269)
Leasing and maintenance	(835)	(928)	(1,763)	(559)	(1,605)	(2,164)	(260)	(1,754)	(2,014)
Travel expenses and meeting attendance	(674)	(751)	(1,426)	(146)	(138)	(284)	(103)	(170)	(273)
Marketing, communication and public relations	(58)	(534)	(592)	(96)	(408)	(504)	(79)	(393)	(472)
Scientific advisory and consulting(4)	(175)	—	(175)	(962)	—	(962)	(288)	—	(288)
Other purchases and external expenses	(57)	(757)	(814)	(46)	(2,007)	(2,053)	(30)	(2,395)	(2,425)
Depreciation and amortization	(12,734)	(1,008)	(13,741)	(8,231)	(1,154)	(9,385)	(3,153)	(1,416)	(4,569)
Intellectual property expenses	(653)	(911)	(1,564)	(877)	(393)	(1,270)	(1,279)	(305)	(1,584)
Other income and (expenses), net	(169)	(1,359)	(1,528)	(332)	(626)	(958)	279	(2,467)	(2,188)
Total net operating expenses	(62,897)	(20,977)	(83,874)	(49,708)	(18,986)	(68,694)	(47,004)	(25,524)	(72,528)
(1)The 2019 and 2020 comparatives have been restated to consider the impact of classifying the Lumoxiti business as discontinued operations in 2021. See note 2.w and 17.
(2)The Company subcontracts a significant part of its preclinical (pharmaceutical development, tolerance studies and other model experiments, etc.) and clinical operations (coordination of trials, hospital costs, etc.) to third parties. Associated costs are recorded in subcontracting on the basis of the level of completion of the clinical trials.
(3)Non-scientific advisory and consulting are services performed to support the selling, general and administration activities of the Company, such as legal, accounting and audit fees as well as business development support.
(4)Scientific advisory and consulting expenses relate to consulting services performed by third parties to support the research and development activities of the Company.

Disclosure of audit and non-audit fees

	Year ended December 31,
	2019		2020		2021
(in thousands of euro)	Deloitte & Associés	Total	Deloitte & Associés	Total	Deloitte & Associés	Total
Audit fees	1,190	1,190	684	684	702	702
Non-audit fees	2	2	115	115	78	78
Total	1,192	1,192	799	799	780	780
*Non-audit fees: these fees correspond to services performed by the auditors related to the production of certification in the context of the declaration of expenses for the obtention of grants; to the verification report of social and environmental information, special reports within the framework of operations on the Company’s capital